Reverse Recapitalization (Details) $ in Thousands			12 Months Ended
	Apr. 07, 2022 USD ($) shares	Feb. 11, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares
Reverse Capitalization
Issuance of Class A shares upon conversion of Class V shares (in shares)			8,421,190
Issuance of common stock | $			$ 5,000
Additional Paid-in Capital
Reverse Capitalization
Issuance of common stock | $			$ 5,000
Class A Common Stock
Reverse Capitalization
Exchange ratio of outstanding units to stock			1
Common stock shares issued			62,716,000
Common stock shares outstanding			62,716,000
Issuance of common stock (in shares)	490,197
Issuance of common stock | $	$ 5,000
Class V Common Stock
Reverse Capitalization
Common stock shares issued			61,360,000
Common stock shares outstanding			61,359,475
Reverse Capitalization
Reverse Capitalization
Conversion ratio of Thayer Class A Common Stock to Inspirato Class A Common Stock		1
Number of share prior issued and outstanding units entitle to Inspirato Warrant		0.5
Common Stock, Number Of Votes Per Share		1
Gross proceeds | $		$ 90,000
Transaction costs incurred | $			$ 25,000
Net cash proceeds | $			66,000
Reverse Capitalization | Operating Expenses
Reverse Capitalization
Transaction costs incurred | $			1,100
Reverse Capitalization | Additional Paid-in Capital
Reverse Capitalization
Transaction costs incurred | $			$ 24,000
Reverse Capitalization | Inspirato LLC
Reverse Capitalization
Ownership (as a percent)		41.20%
Reverse Capitalization | Class A Common Stock
Reverse Capitalization
Conversion ratio of Thayer Warrants to to Inspirato Warrants		1
Number of share prior issued and outstanding units entitle to Inspirato stock		1
Exchange ratio of outstanding units to stock		37.2275
Common stock shares issued		47,000,000
Gross proceeds | $		$ 88,000
Conversion of units into common stock in connection with the reverse recapitalization (in shares)		8,800,000
Reverse Capitalization | Class V Common Stock
Reverse Capitalization
Common stock shares issued		70,000,000